RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS AND BALANCES

26. RELATED PARTY TRANSACTIONS AND BALANCES

Transaction with equity investee

In 2013, the Group entered into an agreement with ZTE9, an equity investee of the Group, to jointly operate IPTV games in China. According to the agreement, the Group pays ZTE9 a royalty fee for providing game contents on IPTV. Net royalty and other service fees related to IPTV business charged by ZTE9 to the Group amounted to RMB13.0 million and RMB7.1 million (US$1.1million) for years ended December 31, 2016 and 2017, respectively. The Group provided IPTV related advertising services to ZTE9 of RMB0.5 million and nil as of December 31, 2016 and 2017, respectively. Total amount due to ZTE9 for IPTV business was RMB16.8 million and RMB2.7 million (US$0.4 million) as of December 31, 2016 and 2017, respectively. In 2016, the Group lent RMB2.8 million to ZTE9 to fund its operations. In 2017, the Group lent RMB4.0 million (US$0.6 million) to ZTE9 to fund its operation. Total amount due from ZTE9 for outstanding loans was RMB12.7 million and RMB2.1 million (US$0.3 million) as of December 31, 2016 and 2017, respectively.

In 2016, the Group charged service fee, (including internet data center (“IDC”) rental fee, office rental fee, etc.), to Jiucheng Advertisement of RMB4.5 million and the service fee was paid in 2016. In 2017, the service fee was RMB0.1 million (US$0.01 million) which remained outstanding as of December 31, 2017.

In 2014, the Group entered into a license agreement with System Link, a 50% joint venture of the Group, for publishing and operating Firefall for a five-year term in the PRC. Under this license agreement, System Link is expected to pay Red 5 and Red 5 Singapore a total of no less than US$160.0 million (including license fee and royalties) during the term of the agreement. In 2015, System Link paid US$10.0 million to the Group as license fee. The Group recorded the US$10.0 million as amount due to the related party and was to amortize the amount over the five-year period. System Link has been dormant since the cessation of Firefall in March 2016 and the termination of CrossFire 2 license in November 2017. As Red 5 was no longer required to render any service to System Link in relation to the operation of Firefall. Red 5 recognized the remaining unamortized license fee for Firefall as revenue in 2017. The balance due to System Link (non-current) was RMB 54.1 million and nil as of December 31, 2016 and 2017, respectively. The Group recognized licensing revenue of RMB13.6 million and RMB 51.1 million (US$7.9 million) for the years ended December 31, 2016 and 2017, respectively.

Transaction with T3

In 2016, Asian Way entered into a license agreement with T3, an equity investee of the Group, for developing a game using augmented reality (AR) technologies based on the intellectual property relating to the game Audition. Upon commercial launch, Asian Way will share certain percentages of revenues of the game to T3. The game is still under development as of December 31, 2017.

Transaction with Zhu Jun

Mr. Zhu Jun, the chairman and chief executive officer, extended loans of RMB60.0 million and RMB73.9 million (US$11.4 million) to the Group as of December 31, 2016 and 2017, respectively. The loans were interest-free and the outstanding balance of RMB25.2 million and RMB75.2 million (US$11.6 million), remained as of December 31, 2016 and 2017, respectively.